Hyundai Auto Receivables Trust 2009-A Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	November 2009 12/15/09 3 30 29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 7, 2009
Closing Date:		September 11, 2009

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,550,268,072.20	98,646	5.28%	53.28
Original Adj. Pool Balance:		$1,516,248,836.66

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$379,000,000.00	24.447%	0.35675%		September 15, 2010
Class A-2 Notes	Fixed	$291,000,000.00	18.771%	1.11000%		February 15, 2012
Class A-3 Notes	Fixed	$388,000,000.00	25.028%	2.03000%		August 15, 2013
Class A-4 Notes	Fixed	$259,600,000.00	16.745%	3.15000%		March 15, 2016
Total Securities		$1,317,600,000.00	84.992%

Overcollateralization		$198,648,836.66	12.814%
YSOA		$34,019,235.54	2.194%
Total Original Pool Balance		$1,550,268,072.20	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$263,931,313.76	0.6963887	$224,117,026.92	0.5913378	$39,814,286.84
Class A-2 Notes	$291,000,000.00	1.0000000	$291,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$259,600,000.00	1.0000000	$259,600,000.00	1.0000000	$-
Total Securities	$1,202,531,313.76	0.9126680	$1,162,717,026.92	0.8824507	$39,814,286.84

Weighted Avg. Coupon (WAC)	5.32%		5.34%
Weighted Avg. Remaining Maturity (WARM)	50.78		49.89
Pool Receivables Balance	$1,445,997,084.40		$1,408,614,339.98
Remaining Number of Receivables	96,727		95,957

Adjusted Pool Balance	$1,414,774,744.87		$1,378,744,190.72

III. COLLECTIONS

Principal:
Principal Collections	$36,357,220.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$107,002.55
Total Principal Collections	$36,464,222.65

Interest:
Interest Collections	$6,236,821.04
Late Fees & Other Charges	$85,928.10
Interest on Repurchase Principal	$-
Total Interest Collections	$6,322,749.14

Collection Account Interest	$5,191.76
Reserve Account Interest	$1,081.48
Servicer Advances	$-

Total Collections	$42,793,245.03

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Hyundai Auto Receivables Trust 2009-A Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	November 2009 12/15/09 3 30 29

IV. DISTRIBUTIONS

Total Collections					$42,793,245.03
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$42,793,245.03
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,204,997.57		$1,204,997.57	$1,204,997.57
Collection Account Interest					$5,191.76
Late Fees & Other Charges					$85,928.10
Total due to Servicer					$1,296,117.43

3. Class A Noteholders Interest:
Class A-1 Notes		$75,849.09		$75,849.09
Class A-2 Notes		$269,175.00		$269,175.00
Class A-3 Notes		$656,366.67		$656,366.67
Class A-4 Notes		$681,450.00		$681,450.00

Total interest:		$1,682,840.76		$1,682,840.76	$1,682,840.76

Available Funds Remaining:					$39,814,286.84

4. Principal Distribution Amount:					$39,814,286.84

Distributable Amount				Paid Amount
Class A-1 Notes				$39,814,286.84
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		85,060,996.05		$39,814,286.84
Total Noteholders Principal				$39,814,286.84

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$31,222,339.53
Beginning Period Amount	$31,222,339.53
Current Period Amortization	$1,352,190.27
Ending Period Required Amount	$29,870,149.26
Ending Period Amount	$29,870,149.26
Next Distribution Date Required Amount	$28,548,949.10

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,581,244.18
Beginning Period Amount	$7,581,244.18
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,581,244.18
Ending Period Amount	$7,581,244.18

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$212,243,431.11	$216,027,163.80	$261,273,873.01
Overcollateralization as a % of Adjusted Pool		15.00%	15.67%	18.95%

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Hyundai Auto Receivables Trust 2009-A Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	November 2009 12/15/09 3 30 29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.65%	94,658	98.53%	$1,387,887,125.20
30 - 60 Days	1.05%	1,005	1.13%	$15,876,376.28
61 - 90 Days	0.24%	226	0.26%	$3,677,721.57
91 + Days	0.07%	68	0.08%	$1,173,116.93
		95,957		$1,408,614,339.98
Total
Delinquent Receivables 61 + days past due	0.31%	294	0.34%	$4,850,838.50
Delinquent Receivables 61 + days past due	0.23%	220	0.25%	$3,665,103.51
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	165	0.19%	$2,751,309.36
Three-Month Average Delinquency Ratio	0.23%		0.26%

Repossession in Current Period		87		$1,507,473.82
Repossession Inventory		128		$2,273,151.90

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,025,524.32
Recoveries				$(107,002.55)
Net Charge-offs for Current Period				$918,521.77

Beginning Pool Balance for Current Period				$1,445,997,084.40

Net Loss Ratio				0.76%
Net Loss Ratio for 1st Preceding Collection Period				0.25%
Net Loss Ratio for 2nd Preceding Collection Period				0.06%
Three-Month Average Net Loss Ratio for Current Period				0.36%

Cumulative Net Losses for All Periods				$1,303,539.02
Cumulative Net Losses as a % of Initial Pool Balance				0.08%

Principal Balance of Extensions				$6,095,378.38
Number of Extensions				379

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